Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

4.      Accounts receivable, net

Accounts receivable and the allowance for credit losses consist of the following:

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Accounts receivable	$198,111	$246,500
Less: allowance for credit losses	(30,148)	(30,148)
	$167,963	$216,352

As of September 30, 2025, no credit loss provisions were recognized for the Group’s accounts receivable.

4.      Accounts receivable, net

Accounts receivable and the allowance for credit losses consist of the following:

	As of December 31,
	2024	2023
Accounts receivable	$246,500	$399,807
Less: allowance for credit losses	(30,148)	(42,168)
	$216,352	$357,639

As of December 31, 2024 and 2023, all accounts receivable were due from third-party customers. The Group recognized allowance for expected credit losses of US$30,148 and US$42,168 for the years ended December 31, 2024 and 2023, respectively. The unrecoverable allowance for credit losses of $42,168 has been written off in 2024.